Consolidated Statement Of Cashflows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from/(used in) operating activities
Profit after tax for the period	$ 1,722	$ 6,575	$ 2,036
Non-cash items
Depreciation and amortisation	3,960	2,808	1,582
Depreciation of lease assets	179	140	108
Change in fair value of derivative financial instruments	349	960	31
Net finance costs	34	12	203
Tax expense	1,551	2,599	1,254
Exploration and evaluation written off	77	164	265
Impairment losses	1,917		10
Impairment reversals		(900)	(1,058)
Restoration movement	147	272	68
Gain on disposal of oil and gas properties (including revaluation gain)		(494)
Movement in onerous contracts provision		(245)	(95)
Other	(226)	(254)	30
Changes in assets and liabilities
Decrease/(increase) in trade and other receivables	107	(77)	(39)
Increase in inventories	(31)	(146)	(4)
Increase in lease assets			(16)
(Decrease)/increase in provisions	(114)	131	(75)
Decrease in lease liabilities		(31)	(25)
Increase in other assets and liabilities	(736)	(961)	(128)
(Decrease)/Increase in trade and other payables	(135)	184	75
Cash generated from operations	8,801	10,737	4,222
Purchases of shares and payments relating to employee share plans	(57)	(45)	(47)
Interest received	264	108	11
Dividends received	20	19	6
Borrowing costs relating to operating activities	(26)	(21)	(91)
Income tax and PRRT paid	(2,916)	(1,218)	(271)
Payments for restoration	(447)	(263)	(38)
Receipts/(payments) for hedge collateral	506	(506)
Net cash from operating activities	6,145	8,811	3,792
Cash flows from/(used in) investing activities
Cash received on business combination, including cash acquired		1,082
Payments for capital and exploration expenditure	(5,291)	(3,136)	(2,406)
Borrowing costs relating to investing activities	(311)	(287)	(126)
Advances to other external entities		(48)	(206)
Proceeds from disposal of non-current assets	19	132	9
Funding of equity accounted investments	(2)	(8)
Payments for acquisition of joint arrangements			(212)
Net cash used in investing activities	(5,585)	(2,265)	(2,941)
Cash flows from/(used in) financing activities
Repayment of borrowings	(284)	(283)	(784)
Borrowing costs relating to financing activities	(4)	(18)	(15)
Repayment of the principal portion of lease liabilities	(340)	(248)	(155)
Borrowing costs relating to lease liabilities	(21)	(10)	(89)
Purchases of shares and payments relating to Dividend Reinvestment Plan		(144)
Contributions to non-controlling interests	(98)	(98)	(92)
Dividends paid (net of Dividend Reinvestment Plan)	(4,253)	(2,558)	(289)
Net payments from share issuance		(5)
Net cash used in financing activities	(5,000)	(3,364)	(1,424)
Net (decrease)/increase in cash held	(4,440)	3,182	(573)
Cash and cash equivalents at the beginning of the period	6,201	3,025	3,604
Effects of exchange rate changes	(21)	(6)	(6)
Cash and cash equivalents at the end of the period	$ 1,740	$ 6,201	$ 3,025